Loans, financing and debentures (Details) - Schedule of maturities of short and long term loans - BRL (R$) R$ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Loans, financing and debentures (Details) - Schedule of maturities of short and long term loans [Line Items]
Maturities of short and long-term loans	R$ 453,041	R$ 663,181
1 year [Member]
Loans, financing and debentures (Details) - Schedule of maturities of short and long term loans [Line Items]
Maturities of short and long-term loans	123,411	322,046
2 years [Member]
Loans, financing and debentures (Details) - Schedule of maturities of short and long term loans [Line Items]
Maturities of short and long-term loans	81,571	55,984
3 years [Member]
Loans, financing and debentures (Details) - Schedule of maturities of short and long term loans [Line Items]
Maturities of short and long-term loans	66,568	21,904
4 years [Member]
Loans, financing and debentures (Details) - Schedule of maturities of short and long term loans [Line Items]
Maturities of short and long-term loans	63,813	9,448
5 years [Member]
Loans, financing and debentures (Details) - Schedule of maturities of short and long term loans [Line Items]
Maturities of short and long-term loans	59,735	7,003
Above 5 years [Member]
Loans, financing and debentures (Details) - Schedule of maturities of short and long term loans [Line Items]
Maturities of short and long-term loans	R$ 57,943	R$ 246,796